Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting Basis

The Company uses the accrual basis of accounting and accounting principles generally accepted in the United States of America (“GAAP” accounting). The Company has adopted a September 30 fiscal year end.

Cash and Cash Equivalents

Here To Serve considers all highly liquid investments with maturities of three months or less to be cash equivalents. At September 30, 2013 and September 30, 2012, the Company had $495 and $9,615 of cash, respectively.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash, accounts payable, other liabilities, accrued interest, notes payable, and an amount due to a related party. The carrying amount of these financial instruments approximates fair value due either to length of maturity or interest rates that approximate prevailing market rates unless otherwise disclosed in these financial statements.

Income taxes

The Company accounts for income taxes pursuant to the provisions of ASC 740-10, “Accounting for Income Taxes,” which requires, among other things, an asset and liability approach to calculating deferred income taxes. The asset and liability approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities

A valuation allowance is provided to offset any net deferred tax assets for which management believes it is more likely than not that the net deferred asset will not be realized.

The Company follows the provisions of the ASC 740 -10 related to, Accounting for Uncertain Income Tax Positions. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. In accordance with the guidance of ASC 740-10, the benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above should be reflected as a liability for uncertain tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination. The Company believes its tax positions will be highly certain of being upheld upon examination. As such, the Company has not recorded a liability for uncertain tax benefits.

The Company has adopted ASC 740-10-25 Definition of Settlement, which provides guidance on how an entity should determine whether a tax position is effectively settled for the purpose of recognizing previously unrecognized tax benefits and provides that a tax position can be effectively settled upon the completion of an examination by a taxing authority without being legally extinguished. For tax positions considered effectively settled, an entity would recognize the full amount of tax benefit, even if the tax position is not considered more likely than not to be sustained based solely on the basis of its technical merits and the statute of limitations remains open. Management has not yet determined for which tax years the Company may have unfiled tax returns. Therefore, as of September 30, 2013, all tax years ending September 30, 2012 and prior may be subject to audit.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant estimates in 2013 and 2012 include stock-based compensation, and the useful lives and valuation of property and equipment and intangible assets.

Accounts Receivable

The Company had no accounts receivable, at September 30, 2013 and 2012.

Intangible Assets

Intangible assets consist of assets acquired and costs incurred in connection with the development of the Company’s capitalized software.

Software Development Costs

The Company applies the principles of FASB ASC 985-20, Accounting for the Costs of Computer Software to Be Sold, Leased, or Otherwise Marketed (“ASC 985-20”). ASC 985-20 requires that the software development costs incurred in conjunction with product development be charged to research and development expense until technological feasibility is established. Thereafter, until the product is release for sale, software development cost must be capitalized and reported at the lower of unamortized cost or net realizable value of the related product.

Revenue Recognition

The Company recognizes revenue when there is persuasive evidence that an arrangement exists, the revenue is fixed or determinable, the products are fully delivered or services have been provided and collection is reasonably assured.

Impairment of long-lived assets

The Company periodically reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its book value. The Company charges $214,440 to impairment expense in the year ended September 30, 2012.

Concentration of Credit Risks

The Company maintains its cash and cash equivalents in bank deposit accounts, which could, at times, exceed federally insured limits. The Company has not had balances exceeding such limits and has not experienced any losses in such accounts; however, amounts in excess of the federally insured limit may be at risk if the bank experiences financial difficulties. The Company reviews the credit worthiness of its banks on a periodic basis.

Basic Income (Loss) Per Share

Basic income (loss) per share is calculated by dividing the Company’s net loss applicable to common shareholders by the weighted average number of common shares during the period. Diluted earnings per share is calculated by dividing the Company’s net income available to common shareholders by the diluted weighted average number of shares outstanding during the year. The diluted weighted average number of shares outstanding is the basic weighted number of shares adjusted for any potentially dilutive debt or equity. At September 30, 2013 the Company had a series of convertible notes outstanding that could be converted into approximately 39,170,000 common shares. These are not included in the diluted shares outstanding since the company incurred a loss and the effect of these shares would be anti-dilutive.

Stock-Based Compensation

Stock-based compensation to employees is accounted for at fair value in accordance with ASC Topic 718. Compensation for share-based payments to employees is based on their grant date fair value from the beginning of the fiscal period in which the recognition provisions are first applied. In December 2012 the Company issued 150,000 shares of common stock to employees as incentive compensation. To date, the Company has not adopted a stock option plan and has not granted any stock options.

Non-employee Stock-based Compensation

The cost of stock based compensation awards issued to non-employees for services are recorded at either fair value of the services rendered or the instrument issued in exchange for such services, whichever is more readily determinable, based on their grant-date fair value from the beginning of the fiscal period in which the recognition provisions are first applied.

Recent Accounting Pronouncements

The Company does not expect the adoption of recently issued accounting pronouncements to have a significant impact on the Company’s results of operations, financial position or cash flow.